PREPAID LEASES - NAVEL ORANGE ORCHARDS (Details) (USD $)	Sep. 30, 2014
2015	$ 3,181,613
2016	3,780,349
2017	3,780,349
2018	3,780,349
2019	3,780,349
Thereafter	8,838,297
Operating Leases, Future Minimum Payments Due	$ 27,141,306